Income Taxes - Changes in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [line items]
Beginning balance	$ 20,629	$ 13,676
Recognized in profit or loss	912	6,953
Recognized in other comprehensive income	0	0
Ending balance	21,541	20,629
Inventory
Statement [line items]
Beginning balance	5,051	4,696
Recognized in profit or loss	963	355
Recognized in other comprehensive income	0	0
Ending balance	6,014	5,051
Tax credit carryforwards
Statement [line items]
Beginning balance	10,367	5,005
Recognized in profit or loss	(930)	5,362
Recognized in other comprehensive income	0	0
Ending balance	9,437	10,367
Accrued compensated absences
Statement [line items]
Beginning balance	1,028	941
Recognized in profit or loss	124	87
Recognized in other comprehensive income	0	0
Ending balance	1,152	1,028
Allowance for sales discounts
Statement [line items]
Beginning balance	2,374	1,902
Recognized in profit or loss	462	472
Recognized in other comprehensive income	0	0
Ending balance	2,836	2,374
Depreciation
Statement [line items]
Beginning balance	1,286	1,149
Recognized in profit or loss	136	137
Recognized in other comprehensive income	0	0
Ending balance	1,422	1,286
Operating loss carryforwards
Statement [line items]
Beginning balance	0	0
Recognized in profit or loss	151
Recognized in other comprehensive income	0	0
Ending balance	151	0
Unrealized foreign exchange loss
Statement [line items]
Beginning balance	(264)	(261)
Recognized in profit or loss	32	(3)
Recognized in other comprehensive income	0	0
Ending balance	(232)	(264)
Remeasurement of defined benefit plans
Statement [line items]
Beginning balance	(240)	(254)
Recognized in profit or loss	(3)	14
Recognized in other comprehensive income	0	0
Ending balance	(243)	(240)
Acquired intangible assets
Statement [line items]
Beginning balance	0	0
Recognized in profit or loss	(151)
Recognized in other comprehensive income	0	0
Ending balance	(151)	0
Others
Statement [line items]
Beginning balance	1,027	498
Recognized in profit or loss	128	529
Recognized in other comprehensive income	0	0
Ending balance	$ 1,155	$ 1,027